Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenue - Vitol Group	$ 214.7	$ 220.0	$ 232.4
Vitol Group [Member]
Concentration Risk [Line Items]
Revenue - Vitol Group	$ 214.7	$ 220.0	$ 232.4
Vitol Group [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Customers accounting for a particular amount of revenue (as a percent)	68.80%	76.00%	76.60%
Percentage of total revenue - Vitol Group	68.80%	76.00%	76.60%
Vitol Group [Member] | Customer Concentration Risk [Member] | Revenues [Member] | Minimum [Member]
Concentration Risk [Line Items]
Customers accounting for a particular amount of revenue (as a percent)	10.00%	10.00%	10.00%
Percentage of total revenue - Vitol Group	10.00%	10.00%	10.00%